UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2004

ITEM 1.      SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INVESTMENT SERIES

SALOMON BROTHERS SERIES FUNDS INC.

HIGH YIELD BOND FUND
SHORT/INTERMEDIATE U.S. GOVERNMENT FUND
STRATEGIC BOND FUND

FORM N-Q
SEPTEMBER 30, 2004

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

CORPORATE NOTES AND BONDS — 71.6%
Basic Industries — 15.2%
$7,300,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	$7,263,500
7,650,000	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	8,453,250
2,250,000	Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11	2,542,500
5,950,000	AK Steel Corp., 7.875% due 2/15/09 (a)	5,935,125
3,500,000	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11 (b)	3,771,250
6,425,000	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	7,356,625
	Appleton Papers Inc.:
2,600,000	Sr. Notes, 8.125% due 6/15/11 (b)	2,691,000
4,850,000	Sr. Sub. Notes, 9.750% due 6/15/14 (b)	5,019,750
7,275,000	Applied Extrusion Technologies Inc., Sr. Notes, Series B, 10.750% due 7/1/11 (a)(c)(d)	4,328,625
7,775,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (a)(b)	8,435,875
5,425,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	6,157,375
2,100,000	Borden Chemicals & Plastics L.P., Notes, 9.500% due 5/1/05 (c)(d)	210
	Bowater Inc.:
3,250,000	Debentures, 9.500% due 10/15/12	3,682,322
9,000,000	Notes, 6.500% due 6/15/13 (a)	8,777,691
	Buckeye Technologies Inc., Sr. Sub. Notes:
4,400,000	9.250% due 9/15/08 (a)	4,422,000
2,350,000	8.000% due 10/15/10	2,314,750
6,575,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	7,528,375
	FMC Corp.:
2,475,000	Debentures, 7.750% due 7/1/11	2,635,875
1,250,000	Notes, 7.000% due 5/15/08	1,331,250
2,975,000	Secured Notes, 10.250% due 11/1/09	3,488,187
3,975,000	Hercules Inc., Sr. Sub. Notes, 6.750% due 10/15/29 (b)	4,074,375
6,000,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (b)	6,990,000
	Huntsman International LLC:
2,150,000	Sr. Notes, 9.875%, due 3/1/09	2,381,125
5,325,000	Sr. Sub. Notes, 10.125%, due 7/1/09 (a)	5,617,875
6,925,000	IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10	7,652,125
6,725,000	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (b)	7,195,750
4,400,000	IPSCO Inc., Sr. Notes, 8.750% due 6/1/13 (a)	5,038,000
3,375,000	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11 (a)	3,780,000
665,000	ISP Holdings Inc., Secured Notes, Series B 10.625% due 12/15/09	734,825
7,925,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	8,776,938
2,925,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	3,239,437
4,700,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	5,334,500
7,100,000	Koppers Inc., Sr. Securd Notes, 9.875% due 10/15/13	7,881,000
	Lyondell Chemical Co. Sr. Secured Notes:
2,475,000	9.500% due 12/15/08	2,713,219
850,000	11.125% due 7/15/12 (a)	990,250
3,533,000	Series B, 9.875% due 5/1/07	3,749,396

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Basic Industries — 15.2% (continued)
$1,700,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	$1,963,500
	Millennium America Inc., Sr. Notes:
6,000,000	9.250% due 6/15/08 (a)(b)	6,645,000
2,500,000	9.250% due 6/15/08	2,768,750
2,125,000	Mueller Holdings Inc., Discount Notes, (zero coupon until 4/15/09,
	14.750% thereafter) due 4/15/14 (b)	1,375,938
	Mueller Group Inc.:
1,575,000	Secured Notes, 6.444% due 11/1/11 (b)(e)	1,630,125
4,215,000	Sr. Sub. Notes, 10.000% due 5/1/12 (b)	4,573,275
750,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	810,000
3,250,000	Newark Group Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (b)	3,363,750
5,615,000	NewMarket Corp., 8.875% due 5/1/10	6,092,275
6,200,000	Norske Skog Canada Ltd, Sr. Notes, Series D, 8.625% due 6/15/11 (a)	6,758,000
875,000	OM Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11	916,562
7,075,000	Owens-Brockway Glass Containers, Sr. Secured Notes, 7.750% due 5/15/11	7,570,250
11,200,000	Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11	12,544,000
	Pliant Corp.:
750,000	Sr. Secured Notes, 11.125% due 9/1/09	783,750
1,525,000	Sr. Sub. Notes, 13.000% due 6/1/10 (a)	1,319,125
4,500,000	Portola Packaging Inc., Sr. Notes, 8.250% due 2/1/12	3,555,000
	Radnor Holdings Corp.:
1,750,000	Secured Notes, 8.350% due 4/15/09 (b)(e)	1,758,750
4,025,000	Sr. Notes, 11.000% due 3/15/10	3,401,125
4,000,000	Republic Technologies International, LLC, Sr. Notes, 13.750% due 7/15/09 (c)(d)	0
	Resolution Performance Products LLC:
2,125,000	Sr. Notes, 9.500% due 4/15/10 (a)	2,204,687
6,675,000	Sr. Sub. Notes, 13.500% due 11/15/10 (a)	6,508,125
	Rhodia S.A.:
	Sr. Notes:
450,000	7.625% due 6/1/10 (a)	421,875
1,750,000	10.250% due 6/1/10 (a)	1,820,000
8,100,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)	7,087,500
1,625,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,625,000
	Stone Container Corp., Sr. Notes:
3,025,000	9.750% due 2/1/11	3,365,313
2,525,000	8.375% due 7/1/12	2,796,438
1,675,000	7.375% due 7/15/14 (b)	1,762,937
	Tekni-Plex Inc.:
600,000	Senior Secured Notes, 8.750% due 11/15/13 (b)	573,000
6,275,000	Sr. Sub. Notes, Series B, 12.750% due 6/15/10 (a)	5,271,000
	Tembec Industries Inc., Sr. Notes:
8,450,000	8.625% due 6/30/09 (a)	8,703,500
2,000,000	8.500% due 2/1/11	2,100,000
5,000,000	7.750% due 3/15/12	5,050,000
1,575,000	Titan Corp., Sr. Sub. Notes 8.000% due 5/15/11	1,645,875

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Basic Industries — 15.2% (continued)
$9,000,000	UAP Holding Corp., Sr. Discount Notes, (zero coupon until 1/15/08,
	10.750% thereafter), due 7/15/12 (b)	$6,930,000
3,169,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	3,573,048
7,075,000	Wolverine Tube Inc., Sr. Notes, 7.375% due 8/1/08 (b)	7,039,625

		308,591,448

Consumer Cyclicals — 5.7%
1,625,000	Carrols Corp., Sr. Sub Notes, 9.500% due 12/1/08	1,673,750
11,250,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750%
	thereafter), due 3/15/14	7,790,625
	Cole National Group, Inc., Sr. Sub. Notes:
3,950,000	8.625% due 8/15/07	4,038,875
4,475,000	8.875% due 5/15/12	5,090,313
3,600,000	Collins & Aikman Floor Coverings, Inc., Sr. Sub Notes, 9.750% due 2/15/10	3,834,000
6,375,000	CSK Auto Inc., Sr. Notes, 7.000% due 1/15/14 (a)	6,199,687
1,200,000	Eye Care Centers of America, Sr. Sub Notes, 9.125% due 5/1/08	1,206,000
	FelCor Lodging L.P. Sr. Notes:
752,000	10.000% due 9/15/08	793,360
275,000	9.000% due 6/1/11 (a)	303,875
2,400,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12 (b)	2,592,000
1,479,000	Flooring America Inc., Sr. Notes, Series B, 9.250% due 10/15/07 (c)(d)	0
7,800,000	Friendly Ice Cream Corp., Sr. Notes, 8.375% due 6/15/12	7,527,000
	HMH Properties Inc. Sr. Notes:
3,275,000	7.125% due 11/1/13	3,455,125
1,227,000	Series B, 7.875% due 8/1/08	1,268,411
750,000	Series E, 8.375% due 2/15/06	795,000
2,550,000	Series I, 9.500% due 1/15/07	2,836,875
	Interface, Inc.:
1,325,000	Sr. Notes, 10.375% due 2/1/10	1,510,500
6,000,000	Sr. Sub. Notes, 9.500% due 2/1/14	6,240,000
4,350,000	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)	4,339,125
2,075,000	John Q. Hammons Hotels L.P., 1st Mortgage Notes, Series B, 8.875% due 5/15/12 (a)	2,324,000
2,500,000	Leslie's Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	2,562,500
	Levi Strauss & Co.:
3,325,000	Notes, 7.000% due 11/1/06 (a)	3,341,625
	Sr. Notes:
4,040,000	11.625% due 1/15/08 (a)	4,191,500
4,685,000	12.250% due 12/15/12 (a)	4,977,812
725,000	Loews Cineplex Entertainment Acquisition Corp., Sr. Sub Notes, 9.000% due 8/1/14 (b)	752,188
	Meristar Hospitality Corp.:
1,900,000	9.000% due 1/15/08	1,995,000
5,225,000	9.125% due 1/15/11 (a)	5,499,313
4,200,000	Oxford Industries, Inc., Sr. Notes, 8.875% due 6/1/11 (b)	4,578,000
2,975,000	Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12 (a)	3,384,062

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Consumer Cyclicals — 5.7% (continued)
	Saks Inc. Notes:
$425,000	7.500% due 12/1/10	$456,875
2,600,000	9.875% due 10/1/11 (a)	3,107,000
794,000	7.000% due 12/1/13 (a)	813,850
2,100,000	7.375% due 2/15/19	2,110,500
4,725,000	Sbarro, Inc., 11.000% due 9/15/09 (a)	4,441,500
	Six Flags Inc., Sr. Notes:
825,000	9.750% due 4/15/13 (a)	783,750
3,800,000	9.625% due 6/1/14 (a)	3,572,000
1,275,000	Starwood Hotels & Resorts Worldwide Inc., Sr. Notes, 7.875% due 5/1/12	1,448,719
2,825,000	Tommy Hilfiger USA, Notes, 6.850% due 6/1/08	2,945,063

		114,779,778

Consumer Non-Cyclicals — 13.5%
5,800,000	aaiPharma Inc., Notes, 11.500% due 4/1/10 (a)(c)(e)	3,770,000
3,000,000	Ahold Finance U.S.A. Inc., Notes, 8.250% due 7/15/10	3,397,500
2,624,399	Ahold Lease U.S.A. Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20	2,783,504
7,225,000	AmeriPath Inc., Sr. Notes 10.500% due 4/1/13	7,405,625
5,950,000	Ameristar Casinos Inc., Sr. Sub. Notes 10.750% due 2/15/09	6,783,000
	Argosy Gaming Co., Sr. Sub. Notes:
100,000	9.000% due 9/1/11	112,750
7,000,000	7.000% due 1/15/14 (a)	7,253,750
6,350,000	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	6,461,125
2,140,000	Brown Jordan International Inc., Sr. Sub. Notes, Series B, 12.750% due 8/15/07	1,776,200
3,150,000	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14 (b)	3,409,875
	Caesars Entertainment Inc.:
1,925,000	Sr. Notes, 7.000% due 4/15/13 (a)	2,151,187
	Sr. Sub. Notes:
1,000,000	7.875% due 12/15/05	1,055,000
700,000	9.375% due 2/15/07	782,250
5,250,000	8.875% due 9/15/08	5,998,125
4,850,000	8.125% due 5/15/11 (a)	5,626,000
	Cenveo Corp.:
4,000,000	Sr. Notes, 9.625% due 3/15/12 (a)	4,420,000
6,050,000	Sr. Sub. Notes, 7.875% due 12/1/13 (a)	5,929,000
1,000,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 (b)	1,115,000
4,479,838	Dade Behring Holdings Inc., Sr. Sub. Notes, 11.910% due 10/3/10	5,118,215
	Del Monte Corp. Sr. Sub. Notes:
1,100,000	8.625% due 12/15/12	1,229,250
3,500,000	Series B, 9.250% due 5/15/11	3,867,500
	Doane Pet Care Co.:
1,975,000	Sr. Notes, 10.750% due 3/1/10	2,118,187
6,900,000	Sr. Sub. Notes, 9.750% due 5/15/07 (a)	6,641,250
	Dole Food Co., Inc., Sr. Notes:
3,650,000	8.625% due 5/1/09	3,996,750
3,200,000	8.875% due 3/15/11	3,496,000
8,000,000	Elan Pharmaceutical Investments, Secured Notes, 7.720% due 3/15/05	8,120,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Consumer Non-Cyclicals — 13.5% (continued)
	Extendicare Health Services, Inc. Sr. Sub. Notes:
$2,650,000	9.500% due 7/1/10 (a)	$2,987,875
4,000,000	6.875% due 5/1/14 (a)	4,100,000
3,150,000	FTD Inc., 7.750% due 2/15/14	3,157,875
3,250,000	Genesis HealthCare Corp., Sr. Sub. Notes, 8.000% due 10/15/13	3,558,750
8,625,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (a)	7,503,750
6,250,000	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (b)	6,578,125
3,925,000	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	4,219,375
5,275,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	6,066,250
4,000,000	InSight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11 (a)	4,020,000
5,000,000	Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11	5,687,500
4,000,000	Medex Inc., Sr. Sub. Notes, 8.875% due 5/15/13	4,380,000
	MGM MIRAGE, Sr. Sub Notes:
3,250,000	9.750% due 6/1/07	3,627,813
7,000,000	6.750% due 9/1/12 (b)	7,280,000
4,250,000	8.375% due 2/1/11 (a)	4,712,187
2,150,000	Nash Finch Co., Sr. Sub. Notes, Series B, 8.500% due 5/1/08 (a)	2,222,563
7,000,000	Nebco Evans Holding Co., Sr. Discount Notes, 12.000% due 7/15/07 (c)(d)	0
476,187	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	326,188
	Pinnacle Entertainment Inc., Sr. Sub. Notes:
3,250,000	8.250% due 3/15/12	3,274,375
4,000,000	8.750% due 10/1/13 (a)	4,120,000
7,025,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)	6,656,188
5,775,000	Playtex Products Inc., Sr. Sub. Notes, 9.375% due 6/1/11 (a)	5,948,250
3,000,000	Psychiatric Solutions Inc., Sr. Sub. Notes, 10.625% due 6/15/13	3,405,000
	Rite Aid Corp.:
	Notes:
1,125,000	7.125% due 1/15/07 (a)	1,139,062
1,350,000	6.125% due 12/15/08 (b)	1,269,000
5,100,000	Sr. Notes, 11.250% due 7/1/08	5,571,750
10,000,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)	10,150,000
2,550,000	Seneca Gaming Corp., Sr. Notes, 7.250% due 5/1/12 (b)	2,645,625
1,900,000	Sola International Inc., Notes, 6.875% due 3/15/08	1,961,581
5,000,000	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16	5,162,500
6,795,000	Sun International Hotels Ltd, Sr. Sub. Notes, 8.875% due 8/15/11	7,482,994
2,020,000	Swift & Co., Sr. Notes, 10.125% due 10/1/09	2,227,050
1,250,000	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	1,359,375
1,300,000	Tempur-Pedic Inc. & Tempur Production USA Inc., Sr. Sub. Notes, 10.250% due 8/15/10	1,485,250
	Tenet Healthcare Corp.:
9,225,000	Notes, 7.375% due 2/1/13 (a)	8,717,625
	Sr. Notes:
2,950,000	6.500% due 6/1/12	2,655,000
400,000	9.875% due 7/1/14 (b)	420,000
3,025,000	6.875% due 11/15/31	2,412,437
4,550,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	4,936,750

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Consumer Non-Cyclicals — 13.5% (continued)
$6,175,000	United Industries Corp., Sr. Notes, Series D, 9.875% due 4/1/09	$6,483,750
4,400,000	Venetian Casino Resort, LLC, Notes, 11.000% due 6/15/10	5,115,000
3,125,000	Vicar Operating Inc., Sr. Notes, 9.875% due 12/1/09	3,468,750
1,663,000	Windmere Durable Appliances, Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (a)	1,638,055

		274,950,661

Energy — 7.3%
2,150,000	BRL Universal Equipment 2001-A, L.P., Secured Notes, 8.875% due 2/15/08	2,300,500
	Chesapeake Energy Corp., Sr. Notes:
428	8.125% due 4/1/11	471
11,000,000	7.500% due 6/15/14	12,072,500
583,000	6.875% due 1/15/16 (a)	612,150
5,000,000	Costilla Energy, Inc., Sr. Notes, 10.250% due 10/1/06 (c)(d)	0
	Dynegy Holdings Inc.:
	Debentures:
11,850,000	7.125% due 5/15/18	10,428,000
5,575,000	7.625% due 10/15/26	4,850,250
6,500,000	Secured Notes, 9.875% due 7/15/10 (b)	7,377,500
3,000,000	Sr. Notes, 8.750% due 2/15/12 (a)	3,135,000
	El Paso Energy Corp.:
10,475,000	Notes, 7.875% due 6/15/12 (a)	10,448,812
	Sr. Notes:
500,000	7.375% due 12/15/12	485,000
10,500,000	7.800% due 8/1/31	9,266,250
5,150,000	7.750% due 1/15/32 (a)	4,519,125
6,500,000	Exco Resources Inc., Sr. Notes, 7.250% due 1/15/11	6,922,500
	Forest Oil Corp., Sr. Notes:
1,200,000	8.000% due 6/15/08 (a)	1,332,000
5,925,000	8.000% due 12/15/11	6,680,438
	Hanover Compressor Co.:
	Sr. Notes:
2,325,000	8.625% due 12/15/10	2,534,250
2,350,000	9.000% due 6/1/14	2,590,875
525,000	Sub. Notes, zero coupon (yield to maturity at issue, 11.000%) due 3/31/07	446,250
	Key Energy Services Inc.:
	Sr. Notes:
2,500,000	6.375% due 5/1/13	2,487,500
4,875,000	Series C, 8.375% due 3/1/08	5,167,500
8,677,000	Magnum Hunter Resources Inc., Sr. Notes, 9.600% due 3/15/12	9,848,395
	Petronas Capital Ltd., Notes:
75,000	7.000% due 5/22/12 (b)	85,592
1,975,000	7.875% due 5/22/22	2,372,052
	Plains Exploration & Production Co. Sr. Sub Notes:
1,000,000	8.750% due 7/1/12	1,127,500
2,225,000	Series B, 8.750% due 7/1/12	2,508,688
2,000,000	Pogo Producing Co., Sr. Sub. Notes, 8.250% due 4/15/11	2,210,000
5,250,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	5,906,250
1,700,000	Universal Compression Inc., Sr. Notes, 7.250% due 5/15/10 (a)	1,810,500

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Energy — 7.3% (continued)
	Vintage Petroleum Inc.:
$1,500,000	Sr. Notes, 8.250% due 5/1/12 (a)	$1,676,250
3,525,000	Sr. Sub. Notes, 7.875% due 5/15/11 (a)	3,789,375
	The Williams Cos., Inc., Notes:
	Notes:
6,275,000	7.625% due 7/15/19	6,902,500
8,650,000	7.875% due 9/1/21	9,644,750
6,875,000	8.750% due 3/15/32	7,717,187

		149,255,910

Financial — 0.3%
3,210,025	Airplanes Pass-Through Trust Certificates, Series D, 10.875% due 3/15/19 (c)(d)	0
3,000,000	Global Cash Access LLC, Sr. Sub. Notes, 8.750% due 3/15/12 (b)	3,195,000
3,207,119	Iowa Select Finance, Secured Notes, 10.750% due 12/1/06 (b)	2,212,912

		5,407,912

Housing Related — 0.6%
2,750,000	Associated Materials Inc., Sr. Discount Notes, (zero coupon until 3/1/09,
	11.250% thereafter), due 3/1/14 (b)	2,014,375
2,550,000	Atrium Cos., Sr. Sub. Notes, Inc., Series B, 10.500% due 5/1/09	2,690,250
2,700,000	Norcraft Cos. L.P., Sr. Sub. Notes, 9.000% due 11/1/11 (b)	2,956,500
4,325,000	THL Buildco Inc. (Nortek, Inc.), Sr. Sub. Notes, 8.500% due 9/1/14 (b)	4,552,062

		12,213,187

Manufacturing — 4.0%
2,975,000	Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11 (a)	3,257,625
3,650,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11(b)	4,106,250
2,000,000	Dana Credit Corp., Notes, 8.375% due 8/15/07 (a) (b)	2,215,000
5,600,000	DRS Technologies, Inc., Sr. Sub. Notes, 6.875% due 11/1/13	5,852,000
175,000	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13	179,375
2,375,000	General Binding Corp., Sr. Sub. Notes, 9.375% due 6/1/08 (a)	2,428,437
6,275,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (a)(b)	6,463,250
5,600,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	6,048,000
2,750,000	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12	3,038,750
3,570,000	Motors & Gears Inc., Sr. Notes, 10.750% due 11/15/06	3,320,100
950,000	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	1,049,750
3,590,000	Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07	3,661,800
1,625,000	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	1,844,375
4,375,000	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	4,484,375
	Sequa Corp., Sr. Notes:
3,250,000	9.000% due 8/1/09 (a)	3,591,250
6,000,000	Series B, 8.875% due 4/1/08	6,540,000
	Tenneco Automotive Inc.:
2,300,000	Sr. Secured 2nd Lien Notes, 10.250% due 7/15/13	2,633,500
1,050,000	Sr. Sub. Notes, 11.625% due 10/15/09 (a)	1,113,000
4,500,000	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11 (a)	5,107,500
	TRW Automotive Inc.:
4,506,000	Sr. Notes, 9.375% due 2/15/13	5,170,635
293,000	Sr. Sub. Notes, 11.000% due 2/15/13	350,135
7,855,000	Wesco Distribution Inc., Sr. Sub. Notes, Series B, 9.125% due 6/1/08	8,139,744

		80,594,851

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Media - Cable — 8.5%
$4,175,000	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (b)	$3,976,688
3,151,050	Avalon Cable LLC, Sr. Discount Notes, 11.875% due 12/1/08	3,316,480
	Cablevision Systems Corp., Sr. Notes:
7,200,000	5.670% due 4/1/09 (b)(e)(f)	7,524,000
2,725,000	8.000% due 4/15/12 (b)	2,861,250
3,250,000	CBD Media Inc., Sr. Sub. Notes, 8.625% due 6/1/11	3,453,125
	Charter Communications Holding, LLC:
	Sr. Discount Notes:
775,000	9.920% due 4/1/11	600,625
6,525,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (a)	5,301,562
3,650,000	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11 (a)	2,628,000
10,950,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11	6,843,750
1,175,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12	663,875
	Sr. Notes:
175,000	8.250% due 4/1/07 (a)	160,125
450,000	8.625% due 4/1/09	352,125
11,250,000	10.000% due 4/1/09	9,168,750
6,800,000	10.750% due 10/1/09	5,610,000
5,000,000	CSC Holdings Inc., Sr. Sub. Debenture, 10.500% due 5/15/16 (a)	5,700,000
	Dex Media East LLC, Sr. Notes, Series B:
1,900,000	9.875% due 11/15/09	2,194,500
894,000	12.125% due 11/15/12	1,117,500
12,000,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000%
	thereafter), due 11/15/13	8,850,000
3,125,000	Dex Media West LLC, Sr. Sub. Notes, 9.875% due 8/15/13	3,687,500
3,275,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	3,741,688
	Echostar DBS Corp. Sr. Notes:
4,079,000	9.125% due 1/15/09	4,558,282
11,000,000	6.625% due 10/1/14 (b)	10,986,250
3,268,718	Hollinger Participation Trust, Sr. Notes, Payment-in-Kind, 12.125% due 11/15/10 (b)(h)	3,750,854
5,350,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500%
	thereafter), due 10/15/13 (a)	3,263,500
	Insight Midwest, L.P., Sr. Notes:
2,350,000	9.750% due 10/1/09	2,467,500
4,900,000	10.500% due 11/1/10 (a)	5,390,000
2,100,000	Interep National Radio Sales Inc., Sr. Sub. Notes, Series B, 10.000% due 7/1/08	1,653,750
4,375,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	4,790,625
2,225,000	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13 (a)	2,380,750
5,400,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a)	5,224,500
4,850,000	Nexstar Finance Holdings LLC, Sr. Discount Notes, (zero coupon until 4/1/08, 11.375%
	thereafter), due 4/1/13 (a)	3,740,563
6,950,000	NextMedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11	7,862,187
3,700,000	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (b)	3,866,500

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Media - Cable — 8.5% (continued)
$870,000	PEI Holdings Inc., Sr. Notes, 11.000% due 3/15/10	$1,014,637
4,400,000	R.H. Donnelly Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (b)	5,357,000
1,950,000	Radio One Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11 (a)	2,159,625
1,625,000	Rogers Cable Inc., 8.750% due 5/1/32	1,779,375
2,725,000	Spanish Broadcasting System, Inc., Sr. Sub. Notes, 9.625% due 11/1/09	2,868,063
5,850,000	Vertis Inc., Secured Notes, 9.750% due 4/1/09	6,318,000
2,395,000	Von Hoffmann Corp., Sr. Notes, 10.250% due 3/15/09	2,670,425
	Yell Finance BV:
3,215,000	Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11	3,166,775
2,298,000	Sr. Notes, 10.750% due 8/1/11	2,677,170
7,075,000	Young Broadcasting Inc., Sr. Sub. Notes, 10.000% due 3/1/11 (a)	7,322,625

		173,020,499

Services and Other — 1.8%
	Allied Waste North America, Inc., Sr. Notes, Series B:
125,000	8.875% due 4/1/08	136,250
7,350,000	9.250% due 9/1/12	8,213,625
5,500,000	7.375% due 4/15/14 (a)	5,321,250
1,350,000	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12	1,539,000
1,495,000	CB Richard Ellis Services Inc., Sr. Notes, 9.750% due 5/15/10	1,700,562
2,976,215	Employee Solutions Inc., Sr. Notes, Series B, 10.000% due 10/15/04 (c)(d)	298
2,500,000	The Holt Group, Inc., 9.750% due 1/15/06 (c)(d)	0
	Iron Mountain Inc. Sr. Sub. Notes:
3,900,000	8.625% due 4/1/13	4,251,000
3,025,000	7.750% due 1/15/15	3,221,625
250,000	6.625% due 1/1/16	245,000
	Muzak LLC:
6,325,000	Sr. Notes, 10.000% due 2/15/09	5,629,250
1,500,000	Sr. Sub. Notes, 9.875% due 3/15/09 (a)	1,110,000
4,000,000	Safety-Kleen Corp., Inc., Sr. Sub. Notes, 9.250% due 6/1/08 (c)(d)	10,000
4,500,000	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	4,522,500

		35,900,360

Technology — 1.9%
	Amkor Technology, Inc.:
4,000,000	Sr. Notes, 7.125% due 3/15/11 (a)	3,300,000
4,190,000	Sr. Sub. Notes, 10.500% due 5/1/09 (a)	3,582,450
20,475,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	16,687,125
7,675,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06 (a)	7,866,875
6,825,000	Seagate Technology HDD Holdings, 8.000% due 5/15/09 (a)	7,302,750

		38,739,200

Telecommunications — 6.9%
	Alamosa (Delaware) Inc.:
2,537,000	Sr. Discount Notes, (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09	2,625,795
	Sr. Sub. Notes:
2,827,000	11.000% due 7/31/10	3,215,713
1,000,000	8.500% due 1/31/12	1,017,500

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Telecommunications — 6.9% (continued)
	American Tower Corp., Sr. Notes:
	Sr. Notes:
$7,325,000	9.375% due 2/1/09 (a)	$7,801,125
4,600,000	7.500% due 5/1/12 (a)	4,715,000
1,150,000	Discount Notes, zero coupon, due 8/1/08	862,500
6,000,000	Centennial Cellular Operating Co., Sr. Notes, 10.125% due 6/15/13	6,345,000
2,675,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (b)	2,564,656
	Crown Castle International Corp., Sr. Notes:
6,375,000	9.375% due 8/1/11	7,363,125
4,000,000	10.750% due 8/1/11(a)	4,470,000
1,650,000	7.500% due 12/1/13 (a)	1,736,625
2,375,000	Series B, 7.500% due 12/1/13	2,499,687
2,000,000	iPCS Escrow Co., Sr. Notes, 11.500% due 5/1/12 (b)	2,110,000
	Nextel Communications, Inc., Sr. Notes:
521,428	9.500% due 2/1/11	594,428
2,925,000	6.875% due 10/31/13	3,056,625
18,400,000	7.375% due 8/1/15 (a)	19,872,000
4,050,000	Qwest Corp., Debentures, 8.875% due 3/15/12 (b)	4,475,250
	Qwest Services Corp., Notes:
12,925,000	14.000% due 12/15/10 (b)	15,154,562
10,851,000	14.500% due 12/15/14 (b)	13,183,965
	SBA Communications Corp.:
5,150,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11	4,197,250
9,500,000	Sr. Notes, 10.250% due 2/1/09 (a)	10,212,500
2,500,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	2,700,000
	UbiquiTel Operating Co.:
6,450,000	Sr. Discount Notes, (zero coupon until 4/15/05, 14.000% thereafter), due 4/15/10	6,820,875
6,400,000	Sr. Notes, 9.875% due 3/1/11 (a) (b)	6,696,000
5,750,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	5,893,750
3,250,000	World Access, Inc., Sr. Notes, 13.250% due 1/15/08 (c)(d)	166,563

		140,350,494

Transportation — 0.7%
	Continental Airlines, Inc., Pass Through Certificates:
2,790,424	Series 974C, 6.800% due 7/2/07	2,409,817
3,261,417	Series 981C, 6.541% due 9/15/08	2,814,044
957,531	Series 98-3, 7.080% due 11/1/04	949,082
150,000	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	171,188
7,750,000	OMI Corp., Sr. Notes, 7.625% due 12/1/13	7,992,187

		14,336,318

Utilities — 5.2%
	The AES Corp., Sr. Notes:
1,825,000	8.750% due 6/15/08	1,980,125
2,125,000	9.500% due 6/1/09	2,385,312
5,975,000	9.375% due 9/15/10 (a)	6,759,219
3,300,000	7.750% due 3/1/14	3,423,750
6,675,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, Series A, 10.250% due 11/15/07 (b)	7,676,250
7,196,142	Calpine Canada Energy Finance ULC, Sr. Notes, 8.500% due 5/1/08 (a)	5,001,319

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Utilities — 5.2% (continued)
	Calpine Corp.:
	Secured Notes:
$8,075,000	8.500% due 7/15/10 (a)(b)	$6,217,750
3,635,000	8.750% due 7/15/13 (a) (b)	2,762,600
	Sr. Notes:
350,000	7.875% due 4/1/08 (a)	238,000
465,000	8.625% due 8/15/10 (a)	304,575
4,000,000	Calpine Generating Co., LLC, Secured Notes, 10.250% due 4/1/11 (a)(b)(e)	3,620,000
	Edison Mission Energy, Sr. Notes:
2,675,000	10.000% due 8/15/08	3,143,125
5,775,000	7.730% due 6/15/09	6,092,625
7,050,000	9.875% due 4/15/11 (a)	8,248,500
	Mirant Americas Generation, LLC, Sr. Notes:
1,725,000	7.625% due 5/1/06 (c)(d)	1,535,250
10,250,000	8.300% due 5/1/11 (a)(c)(d)	9,071,250
7,475,000	9.125% due 5/1/31 (c)(d)	6,578,000
14,750,000	NRG Energy, Inc., 2nd Priority Series, Secured Notes, 8.000% due 12/15/13 (b)	15,874,687
	Reliant Resources, Inc., Secured Notes:
3,500,000	9.250% due 7/15/10 (a)	3,775,625
10,475,000	9.500% due 7/15/13	11,430,844

		106,118,806

	TOTAL CORPORATE NOTES AND BONDS
	(Cost — $1,414,580,950)	1,454,259,424

CONVERTIBLE BONDS - 0.1%
Telecommunications — 0.1%
1,325,000	American Tower Corp., Notes, 5.000% due 2/15/10 (Cost - $615,885)	1,311,750

SOVEREIGN BONDS — 21.9%
Argentina — 0.4%
	Republic of Argentina, Series L:
9,475,000	6.000% due 3/31/23 (c)	4,998,063
6,275,000	Discount Bond, 2.438% due 3/31/23 (c)(d)	3,263,000

		8,261,063

Brazil -—5.9%
	Federal Republic of Brazil:
6,000,000	7.720% due 6/29/09 (e)	6,564,000
1,000,000	11.000% due 1/11/12	1,150,000
1,000,000	10.500% due 7/14/14	1,115,500
1,010,000	10.125% due 5/15/27	1,072,620
16,755,000	12.250% due 3/6/30	20,776,200
13,300,000	11.000% due 8/17/40	14,935,900
30,814,533	C Bond, 8.000% due 4/15/14	30,487,129
25,905,939	DCB, Series L, 2.125% due 4/15/12 (e)	24,011,568

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Brazil — 5.9% (continued)
	FLIRB, Series L:
$4,615,385	Bearer, 2.0625% due 4/15/09 (e)	$4,476,923
9,846,154	Registered, 2.0625% due 4/15/09 (e)	9,550,769
5,676,627	NMB, Series L, 2.125% due 4/15/09 (e)	5,548,902

		119,689,511

Bulgaria — 0.2%
3,065,000	Republic of Bulgaria, 8.250% due 1/15/15	3,789,106

Colombia — 1.1%
	Republic of Colombia:
1,375,000	9.750% due 4/23/09	1,550,312
1,275,000	10.500% due 7/9/10	1,472,625
2,725,000	10.000% due 1/23/12	3,025,431
6,225,000	10.750% due 1/15/13	7,150,969
2,425,000	11.750% due 2/25/20	2,972,444
130,000	8.125% due 5/21/24	117,975
5,000,000	10.375% due 1/28/33	5,462,500

		21,752,256

Costa Rica — 0.0%
375,000	Republic of Costa Rica, 8.050% due 1/31/13 (b)	381,094

Ecuador — 0.9%
	Republic of Ecuador:
15,600,000	12.000% due 11/15/12	15,436,200
4,810,000	8.000% due 8/15/30 (e)	3,932,175

		19,368,375

El Salvador — 0.1%
1,925,000	Republic of El Salvador, 7.750% due 1/24/23	2,076,594

Germany — 0.3%
5,000,000	Aries Vermoegensverwaltungs GmbH, Russian Federation Credit-Linked Notes,
	Series C, 9.600% due 10/25/14 (b)	5,637,500

Mexico — 3.9%
	United Mexican States:
9,780,000	6.375% due 1/16/13	10,325,235
31,056,000	5.875% due 1/15/14	31,568,424
9,575,000	6.625% due 3/3/15	10,168,650
1,600,000	11.375% due 9/15/16	2,356,000
13,735,000	8.300% due 8/15/31	15,654,466
8,050,000	7.500% due 4/8/33	8,476,650

		78,549,425

Panama — 0.2%
	Republic of Panama:
465,000	9.625% due 2/8/11	534,750
1,755,000	9.375% due 1/16/23	1,912,950
2,915,119	PDI, 2.750% due 7/17/16 (e)	2,652,759

		5,100,459

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Peru — 0.9%
	Republic of Peru:
$2,400,000	9.875% due 2/6/15	$2,772,000
1,600,000	8.750% due 11/21/33	1,596,000
6,261,000	FLIRB, 4.500% due 3/7/17 (e)	5,548,811
9,284,000	PDI, 5.000% due 3/7/17 (e)	8,494,860

		18,411,671

The Philippines — 1.0%
	Republic of the Philippines:
25,000	8.375% due 3/12/09	26,750
600,000	9.375% due 1/18/17	632,970
2,050,000	9.875% due 1/15/19	2,116,625
14,525,000	10.625% due 3/16/25	15,578,063
1,955,556	FLIRB, Series B, 2.438% due 6/1/08 (e)	1,813,778

		20,168,186

Russia — 4.4%
	Russian Federation:
9,255,000	11.000% due 7/24/18	12,124,050
1,425,000	12.750% due 6/24/28	2,174,906
78,045,000	5.000% due 3/31/30 (e)	75,118,313

		89,417,269

South Africa — 0.4%
	Republic of South Africa:
950,000	9.125% due 5/19/09	1,129,313
5,900,000	6.500% due 6/2/14	6,313,000

		7,442,313

Turkey — 1.1%
	Republic of Turkey:
1,075,000	12.375% due 6/15/09	1,341,063
825,000	11.750% due 6/15/10	1,023,000
5,225,000	11.500% due 1/23/12	6,518,187
1,875,000	11.000% due 1/14/13	2,306,250
2,925,000	9.500% due 1/15/14	3,334,500
5,280,000	11.875% due 1/15/30	7,312,800

		21,835,800

Venezuela — 1.1%
	Republic of Venezuela:
5,075,000	5.375% due 8/7/10	4,582,725
4,750,000	10.750% due 9/19/13	5,352,062
4,700,000	9.250% due 9/15/27	4,638,900
6,925,000	9.375% due 1/13/34	6,852,288
773,769	FLIRB, Series A, 3.063% due 3/31/07 (e)	795,435
725,000	Series A, 6.750% due 3/31/20	705,062

		22,926,472

	TOTAL SOVEREIGN BONDS
	(Cost — $415,191,086)	444,807,094

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

LOAN PARTICIPATIONS (e)(f) — 0.6%
$46,875	Government of Jamaica, Tranche B, 2.5625% due 11/15/04 (J.P. Morgan Chase & Co.)	$45,469
12,284,810	Kingdom of Morocco, Tranche A, 2.78125% due 1/2/09 (CS First Boston Corp., J.P. Morgan
	Chase & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., UBS Financial Services Inc.)	12,131,250

	TOTAL LOAN PARTICIPATIONS
	(Cost — $11,852,280)	12,176,719

ASSET-BACKED SECURITIES — 0.1%
	First Consumers Master Trust, Class A:
208,650	Series 1999-A, 5.800% due 12/15/05 (b)	208,395
2,248,089	Series 2001-A, 2.070% due 9/15/08 (e)	2,191,284

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $2,402,045)	2,399,679

SHARES

COMMON STOCK (g) — 0.8%
40,557	Axiohm Transaction Solutions Inc. (d)	0
172,414	Continental AFA Dispensing Co. (d)	948,277
20	Glasstech Inc. (d)	0
29,983	Mattress Discounters Co. (d)	0
90,197	NTL Inc. (a)	5,598,528
89,129	SpectraSite, Inc.(a)	4,144,499
142,752	Telewest Global Inc. (a)	1,658,778
616,071	UnitedGlobalCom Inc. (a)	4,602,050
10,212	World Access Inc.	11

	TOTAL COMMON STOCK
	(Cost — $18,288,662)	16,952,143

ESCROW SHARES (d)(g) — 0.0%
4,000,000	Breed Technologies Inc. (c)	0
4,000,000	Imperial Sugar Co.	0
2,000,000	Pillowtex Corp.	0
1,324,028	Vlassic Foods International Inc. (c)	119,163

	TOTAL ESCROW SHARES
	(Cost — $0)	119,163

PREFERRED STOCK — 0.5%
6,913	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	4,064,844
62,500	Delphi Trust I, 8.250% due 10/15/33 (a)	1,615,000
22	Glasstech Inc. (d)(f)	0
35,610	Spanish Broadcasting System, 10.750% due 10/15/13	3,908,198
	TCR Holding Corp. (d)(f):
9,787	Class B	10
5,383	Class C	5
14,191	Class D	14
29,362	Class E	29

	TOTAL PREFERRED STOCK
	(Cost — $7,264,316)	9,588,100

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

WARRANTS/ RIGHTS	SECURITY	VALUE

WARRANTS AND RIGHTS (g) - 0.0%
1,150	American Tower Escrow Corp., (Exercise price of $0.01 per share expiring on 8/1/08.
	Each warrant exercisable for 14.095 shares of common stock.) (b)	$216,775
2,240	Brown Jordan International Inc., (Exercise price of $0.01 per share expiring on 8/15/07.
	Each warrant exercisable for 0.2298 shares of common stock.) (b)	20
16,537,951	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the liquidation
	of ContiFinancial Corp. and its affiliates.)	330,759
1,250	Leap Wireless International Inc., (Exercise price of $96.80 per share expiring on 4/15/10.
	Each warrant exercisable for 5.146 shares of common stock.) (b)(d)	0
3,500	Mattress Discounters Co., (Exercise price of $0.01 per share expiring on 7/15/07.
	Each warrant exercisable for 4.850 shares of Class A common stock and 0.539
	shares of Class L common stock.) (b)(d)	0
13,446	Pillowtex Corp., (Exercise Price of $28.99 per share expiring on 11/24/09.
	exercisable for 1 share of common stock.) (d)	13
2,500	UbiquiTel Operating Co., (Exercise price of $22.74 per share expiring on 4/15/10.
	Each warrant exercisable for 5.965 shares of common stock.) (b)(d)	25
30,345	Venezuela Discount Rights (d)	0

	TOTAL WARRANTS AND RIGHTS
	(Cost — $583,833)	547,592

FACE
AMOUNT

REPURCHASE AGREEMENTS — 4.0%
$22,053,000	Deutsche Bank Securities Inc. dated 9/30/04, 1.830% due 10/1/04; Proceeds at maturity -
	$22,054,121; (Fully collateralized by U.S. Government Agency Obligations,
	0.000% to 10.700% due9/15/14 to 9/15/34; Market value - $22,494,060)	22,053,000
30,000,000	Merrill Lynch & Co. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $30,001,542;
	(Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.050%
	due 10/8/04 to 8/4/28; Market value - $30,600,210)	30,000,000
30,000,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $30,001,542
	(Fully collateralized by various U.S. Government Agency Obligations
	0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $30,600,049)	30,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost — $82,053,000)	82,053,000

	TOTAL INVESTMENTS — 99.6%	2,024,214,664
	(Cost — $1,952,832,057*)
	Other Assets in Excess of Liabilities — 0.4%	8,425,997

	TOTAL NET ASSETS — 100.0%	$2,032,640,661

LOANED SECURITIES COLLATERAL
$321,879,435	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $321,879,435)	$321,879,435

(a)	All or a portion of this security is on loan.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Security is currently in default.
(d)	Security is valued in accordance with fair valuation procedures.
(e)	Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.
(f)	Participation interest were acquired through the financial institutions indicated.
(g)	Non-income producing security.
(h)	Payment-in-kind security for which all or part of the interest earned may be paid in additional bonds.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

Abbreviations used in this schedule:
C Bond	—	Capitalization Bond
DCB	—	Debt Conversion Bond
FLIRB	—	Front-Loaded Interest Reduction Bond
NMB	—	New Money Bond
PDI	—	Past Due Interest

See Notes to Schedule of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT OBLIGATIONS — 24.9%
	U.S. Treasury Notes (a):
$4,500,000	3.250% due 8/15/07	$4,551,156
11,000,000	3.000% due 11/15/07	11,035,673
6,300,000	3.375% due 11/15/08	6,346,513
1,000,000	5.750% due 8/15/10	1,115,118
6,000,000	4.000% due 2/15/14	5,955,474

	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost — $28,793,125)	29,003,934

U.S. GOVERNMENT AGENCIES — 69.0%
6,396	Fannie Mae Grantor Trust, 73.281% due 12/28/28 (b)	6,453
500,000	Federal Home Loan Bank, 5.800% due 9/2/08 (a)	541,533
	Federal Home Loan Mortgage Corporation (FHLMC):
4,703,000	5.000% due 12/15/09 - Interest Only	218,786
3,820	11.750% due 7/1/15	4,292
71,824	8.000% due 7/1/20	78,142
2,843,495	9.500% due 1/1/21	3,197,381
6,000,000	5.500% due 1/15/23 - Interest Only	491,134
167,157	4.500% due 4/15/32	160,800
1,363,942	5.757% due 7/1/32 (b)	1,404,721
2,789,622	5.000% due 8/1/33	2,771,958
	Gold:
10,933	7.500% due 5/1/07	11,419
2,408	6.000% due 7/1/10	2,530
13,623	7.000% due 5/1/11	14,453
91,462	7.000% due 7/1/11	97,037
24,188	7.000% due 8/1/11	25,663
2,475	8.250% due 4/1/17	2,729
15,042	8.000% due 12/1/19	16,401
469,359	6.000% due 10/1/28	486,478
64,803	6.000% due 7/1/29	67,124
708,902	7.500% due 5/1/30	763,573
245,329	8.000% due 9/1/31	266,771
11,700,000	5.000%, 30 year (c)(d)	11,586,650
2,500,000	6.500%, 30 year (c)(d)	2,622,655
	Federal National Mortgage Association (FNMA):
2,000,000	4.406% due 2/17/09 (b)	2,009,860
1,681,465	5.000% due 3/25/09 - Interest Only	57,113
2,226,356	6.000% due 9/1/11	2,340,145
8,897	12.500% due 9/1/15	10,214
84,003	12.000% due 1/1/16	95,889
46,800	12.500% due 1/1/16	53,708
401,362	8.500% due 8/1/19	444,959
2,028	11.500% due 9/1/19	2,306
16,387	10.500% due 8/1/20	18,867
27,516	8.500% due 11/1/23	30,495
433,380	6.500% due 9/1/24	457,593
415,085	7.000% due 1/1/25	443,013
43,244	6.000% due 2/1/29	44,895
38,286	6.000% due 3/1/29	39,722
385,277	6.000% due 6/1/29	399,736

See Notes to Schedule of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT AGENCIES — 69.0% (continued)
$682,492	6.527% due 5/25/30	$720,137
3,824	7.500% due 7/1/30	4,100
45,523	7.500% due 9/1/30	48,806
848,254	8.500% due 11/1/31	940,074
1,849,787	6.000% due 1/1/33	1,917,403
6,000,000	5.500%, 15 year (c)(d)	6,200,628
20,000,000	5.500%, 30 year (c)(d)	20,268,760
3,000,000	6.000%, 30 year (c)(d)	3,103,125
6,500,000	6.500%, 30 year (c)(d)	6,818,903
	Government National Mortgage Association (GNMA):
563,500	8.500% due 6/15/25	623,459
8,500,000	5.500%, 30 year (c)(d)	8,646,098

	TOTAL U.S. GOVERNMENT AGENCIES
	(Cost — $79,135,093)	80,578,691

SHORT-TERM INVESTMENTS (e) — 57.0%
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES — 25.7%
5,000,000	Federal Farm Credit Bank Discount Note, 1.660% yield-to-maturity due 10/4/04	4,999,308
25,000,000	Federal Home Loan Bank Discount Note., 1.705% yield-to-maturity due 10/6/04 (a)	24,994,080

	TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES
	(Cost — $29,993,388)	29,993,388

REPURCHASE AGREEMENT — 31.3%
36,507,000	Merrill Lynch & Co., Inc. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity —
	$36,508,876; (Fully collateralized by various U.S. Government Agency Obligations,
	0.000% to 6.050%, due 10/8/04 to 8/4/28; Market value — $37,068,429)
	(Cost — $36,507,000)	36,507,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $66,500,388)	66,500,388

	TOTAL INVESTMENTS — 150.9%	176,083,013
	(Cost $174,428,606*)
	Liabilities in Excess of Other Assets — (50.9)%	(59,382,108)

	TOTAL NET ASSETS — 100.0%	$116,700,905

LOANED SECURITIES COLLATERAL
$29,816,604	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $29,816,604)	$29,816,604

(a)	All or a portion of this security is on loan.
(b)	Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.
(c)	Security acquired under mortgage dollar roll agreement.
(d)	Security is traded on a to-be-announced ("TBA") basis.
(e)	All or a portion of this security is segregated and/or held as collateral for mortgage dollar rolls,
TBA's and/or open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS — 39.8%
	U.S. Treasury Notes and Bonds:
$4,000,000	5.875% due 11/15/04 (a)(b)	$4,021,720
500,000	3.125% due 4/15/09 (a)	496,777
1,000,000	5.750% due 8/15/10 (a)	1,115,118
2,950,000	5.000% due 2/15/11 (a)(b)	3,172,518
7,390,000	4.000% due 2/15/14 (a)(b)	7,335,159
	Federal Home Loan Mortgage Corporation (FHLMC):
	Gold:
1,817	6.000% due 10/1/10	1,909
34,981	7.000% due 7/1/11	37,113
221,191	7.000% due 8/1/30	237,070
3,000,000	6.500%, 25 Years (b)(c)	3,147,186
1,150,000	6.000%, 27 Years (b)(c)	1,187,734
7,000,000	5.000%, 28 Years (b)(c)	6,932,184
	Federal National Mortgage Association (FNMA):
6,626	6.500% due 2/1/26	6,980
49,749	6.500% due 3/1/26	52,405
14,688	8.000% due 2/1/31	15,984
8,500,000	7.000%, 24 Years (b)(c)	9,012,652
7,000,000	6.500%, 25 Years (b)(c)	7,343,434
6,000,000	6.000%, 27 Years (b)(c)	6,206,250
3,000,000	4.500%, 28 Years (b)(c)	2,889,375
13,750,000	5.000%, 28 Years (b)(c)	13,608,210
7,500,000	5.500%, 28 Years (b)(c)	7,600,785

	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS
	(Cost — $72,337,033)	74,420,563

CORPORATE BONDS — 27.4%
Basic Industries — 3.8%
125,000	AK Steel Corp., 7.875% due 2/15/09 (a)	124,687
125,000	Ameripath Inc., 10.500% due 4/1/13	128,125
125,000	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	143,125
125,000	BCP Caylux Holdings Luxembourg, Sr. Sub. Notes, 9.625% due 6/15/14 (d)	135,625
125,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	141,875
250,000	Bowater Inc., Notes, 6.500% due 6/15/13 (a)	243,825
	Buckeye Technologies Inc., Sr. Sub. Notes,
225,000	9.250% due 9/15/08 (a)	226,125
75,000	8.000% due 10/15/10	73,875
125,000	Compass Minerals Group Inc., Sr. Sub. Notes, 10.000% due 8/15/11	140,625
585,000	Domtar Inc., Secured Notes, 5.375% due 12/1/13 (a)	580,827
150,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	171,750
100,000	FMC Corp., Secured Notes, 10.250% due 11/1/09	117,250
200,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10	233,000
250,000	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09 (a)	263,750

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Basic Industries — 3.8% (continued)
$150,000	IASIS Healthcare LLC / IASIS Capital Corp., Sr. Sub. Notes,
	8.750% due 6/15/14 (d)	$157,875
150,000	IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10	165,750
175,000	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	196,000
150,000	ISPAT Inland ULC, Secured Notes, 9.750% due 4/1/14	166,125
275,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	304,562
	Lyondell Chemical Co., Sr. Secured Notes,
200,000	11.125% due 7/15/12 (a)	233,000
22,000	Series B, 9.875% due 5/1/07 (a)	23,347
125,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	144,375
275,000	MGM Mirage, Sr. Notes, 6.750% due 9/1/12 (d)	286,000
150,000	Millennium America Inc., 9.250% due 6/15/08 (a)	166,125
125,000	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (d)	135,625
225,000	Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11	252,000
75,000	Pliant Corp., Secured Notes, 11.125% due 9/1/09	78,375
125,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	105,625
500,000	Republic Technologies International, LLC, Sr. Secured Notes,
	13.750% due 7/15/09 (f)(g)	0
	Resolution Performance Products LLC:
100,000	Sr. Secured Notes, 8.000% due 12/15/09	103,750
150,000	Sr. Sub. Notes, 13.500% due 11/15/10 (a)	146,250
	Rhodia SA,
125,000	Sr. Notes, 7.625% due 6/1/10	117,188
150,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)	131,250
	Six Flags Inc., Notes,
50,000	9.750% due 4/15/13 (a)	47,500
50,000	9.625% due 6/1/14 (a)	47,000
150,000	Tekni-Plex Inc., Sr. Secured Notes, 8.750% due 11/15/13 (d)	143,250
275,000	Tembec Industries Inc., Sr. Discount Notes, 8.625% due 6/30/09 (a)	283,250
125,000	United Agriculture Products, Inc., Sr. Notes, 8.250% due 12/15/11 (d)	135,625
162,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	182,655
700,000	WMC Finance USA, 5.125% due 5/15/13	706,316

		7,183,282

Consumer Cyclicals — 1.4%
75,000	Brown Jordan International Inc., Sr. Sub. Notes, 12.750% due 8/15/07	62,250
200,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09,
	9.750% thereafter), due 3/15/14	138,500
200,000	Cole National Group, Sr. Sub. Notes, 8.875% due 5/15/12	227,500
150,000	Courtyard By Marriott II L.P., Sr. Second Notes, Series B, 10.750% due 2/1/08 (a)	151,500
325,000	Eye Care Centers of America, Sr. Sub. Notes, 9.125% due 5/1/08	326,625
41,000	FelCor Lodging L.P., Sr. Notes, 9.500% due 9/15/08	43,255
370,000	Flooring America Inc., Sr. Notes, Series B, 9.250% due 10/15/07 (f)(g)	0
100,000	Host Marriott, L.P., Series I, 9.500% due 1/15/07	111,250
100,000	Interface Inc., Sr. Notes, 7.300% due 4/1/08	101,000
200,000	John Q. Hammons Hotels L.P., 1st Mortgage Notes, Series B, 8.875% due 5/15/12	224,000
125,000	Leslie's Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	128,125

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Consumer Cyclicals — 1.4% (continued)
	Levi Strauss & Co.:
$150,000	Notes, 7.000% due 11/1/06 (a)	$150,750
45,000	Sr. Notes, 11.625% due 1/15/08 (a)	46,687
500,000	Limited Brands, Debentures, 6.950% due 3/1/33	555,898
100,000	MeriStar Hospitality Operating Partnership, L.P., Sr. Notes,
	10.500% due 6/15/09	110,000
200,000	PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	233,000

		2,610,340

Consumer Non-Cyclicals — 3.3%
175,000	aaiPharma Inc., Notes, 11.500% due 4/1/10 (a)(f)(g)	113,750
141,859	Ahold Lease U.S.A. Inc., Pass-Through Certificates, Series A-1, 7.820% due 1/2/20	150,460
75,000	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	76,312
25,000	Caesars Entertainment Inc., Sr. Sub. Notes, 8.875% due 9/15/08	28,563
100,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 ( e )	111,500
150,000	Del Monte Corp., Sr. Sub. Notes, Series B, 9.250% due 5/15/11	165,750
	Doane Pet Care Co.:
75,000	Sr. Notes, 10.750% due 3/1/10	80,437
150,000	Sr. Sub. Notes, 9.750% due 5/15/07	144,375
125,000	Extendicare Health Services Inc, Sr. Sub. Notes, 9.500% due 7/1/10	140,937
425,000	Home Interiors & Gifts Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (a)	369,750
655,000	Humana Inc., Sr. Notes, 6.300% due 8/1/18	679,773
200,000	Icon Health & Fitness Inc., Sr. Sub. Notes, 11.250% due 4/1/12	215,000
302,208	Iowa Select Farms, L.P., Secured Notes, 10.750% due 12/1/06 (d)	208,524
200,000	Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11	227,500
290,000	Kraft Foods Inc., Notes, 5.625% due 11/1/11	306,761
50,000	Medical Device Manufacturing, Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (d)	53,250
375,000	Nebco Evans Holding Co, Sr. Discount Notes, 12.250% due 7/15/07 (f)(g)	0
45,689	Nutritional Sourcing Corp., Sr. Discount Notes, 10.125% due 8/1/09	31,297
150,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (d)	142,125
50,000	Rite Aid Corp., Notes, 11.250% due 7/1/08 (a)	54,625
450,000	Safeway Inc., Debentures, 7.250% due 2/1/31 (a)	501,728
100,000	Sealy Mattress Co., Sr. Sub Noes, Series B, 8.250% due 6/15/14 (d)	101,500
250,000	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	271,875
163,000	Tempur-Pedic Inc & Tempur Production U.S.A. Inc., Sr. Sub Notes,
	10.250% due 8/15/10	186,227
	Tenet Healthcare Corp.,
	Sr. Notes:
200,000	7.375% due 2/1/13 (a)	189,000
25,000	9.875% due 7/1/14 (d)	26,250
100,000	6.875% due 11/15/31	79,750
275,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (d)	298,375
275,000	United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due 4/1/09	288,750
75,000	Venetian Casino Resort LLC, 11.000% due 6/15/10	87,187
150,000	Vicar Operating Inc., Sr. Notes, 9.875% due 12/1/09	166,500

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Consumer Non-Cyclicals — 3.3% (continued)
$625,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	$690,879
76,000	Windmere Durable Applicances Inc, Sr. Sub. Notes., 10.000% due 7/31/08 (a)	74,860

		6,263,570

Energy — 4.2%
250,000	BRL Universal Equipment Corp., Secured Notes, 8.875% due 2/15/08	267,500
500,000	Costilla Energy Inc., Sr. Notes, 10.250% due 10/1/06 (a)(e)(g)	0
475,000	Devon Financing Corp., 6.875% due 9/30/11 (a)	536,681
625,000	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	631,977
	Dynegy Holdings Inc.:
25,000	Debentures, 7.125% due 5/15/18	22,000
375,000	Secured Notes, 9.875% due 7/15/10	425,625
500,000	El Paso Corp., Sr. Notes, 7.375% due 12/15/12 (d)	485,000
200,000	Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11	225,500
179,000	Magnum Hunter Resources, Inc., 9.600% due 3/15/12	203,165
650,000	Nexen Inc., Notes, 5.050% due 11/20/13	646,490
1,025,000	Petroleos Mexicanos, 9.500% due 9/15/27 (b)	1,253,062
150,000	Petronas Capital Ltd, 7.000% due 5/22/12 (d)	171,185
600,000	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	627,920
150,000	Plains Exploration & Production Co., Sr. Notes, 7.125% due 6/15/14 (d)	161,625
625,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	655,364
200,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	216,500
595,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	583,859
125,000	Vintage Petroleum Inc., Sr. Sub. Notes, 7.875% due 5/15/11	134,375
	Williams Cos Inc., Notes,
350,000	7.875% due 9/1/21	390,250
75,000	8.750% due 3/15/32	84,188
50,000	Sr. Notes, 7.625% due 7/15/19	55,000

		7,777,266

Financial — 5.1%
493,850	Airplanes Pass-Through Trust Certificates, Series D, 10.875% due 3/15/19 (f)(g)	0
700,000	Bank of America Corp., Sr. Notes, 4.875% due 9/15/12	715,165
575,000	Boston Properties LP, Sr. Notes, 6.250% due 1/15/13	621,389
550,000	Capital One Financial Corp., Notes, 7.250% due 5/1/06	583,658
800,000	CIT Group Inc., Sr. Notes, 7.750% due 4/2/12	948,147
1,075,000	General Electric Capital Corp., Notes, 6.000% due 6/15/12 (b)	1,182,885
925,000	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	971,684
625,000	Independence Community Bank Corp., Sub. Notes, 3.500% due 6/20/13	606,229
650,000	International Lease Finance Corp., Secured Notes, 4.375% due 11/1/09	656,018
700,000	J.P. Morgan Chase & Co., Sub. Notes, 6.625% due 3/15/12	786,875
640,000	MBNA Corp., Notes, 4.625% due 9/15/08	655,199
700,000	Morgan Stanley, Notes, 6.600% due 4/1/12	781,734
775,000	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (d)	974,292

		9,483,275

Housing Related — 0.2%
325,000	Associated Materials Inc., Sr. Discount Notes, (zero coupon until 3/1/09,
	11.250% thereafter) due 3/1/14 (d)	238,062

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Housing Related — 0.2% (continued)
$75,000	THL Buildco Inc., (Nortek, Inc.) Sr. Sub. Notes, 8.500% due 9/1/14 (d)	$78,938

		317,000

Manufacturing — 1.1%
150,000	Alliant Techsystems Inc., 8.500% due 5/15/11	164,250
25,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (d)	28,125
250,000	Eagle-Picher Industries Inc., Sr. Notes, 9.750% due 9/1/13	256,250
175,000	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10 (a)	198,625
275,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	307,078
250,000	Key Plastics Holdings Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07 (f)(g)	312
250,000	L-3 Communications Corp., Sr. Sub Debentures., 7.625% due 6/15/12	276,250
125,000	Moll Industries Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (f)(g)	0
125,000	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	138,125
125,000	Sequa Corp., Sr. Sub. Notes, 9.000% due 8/1/09	138,125
225,000	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11 (a)	255,375
201,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	230,647

		1,993,162

Media - Cable — 3.0%
525,000	AT&T Broadband, 8.375% due 3/15/13	636,769
472,658	Avalon Cable LLC, Sr. Discount Notes, 11.875% due 12/1/08	497,472
325,000	Cablevision Systems Corp., Sr. Notes, 6.66875% due 4/1/09 (d)(h)	339,625
	Charter Communications Holdings, LLC:
	Sr. Notes:
50,000	8.250% due 4/1/07 (a)	45,750
50,000	8.625% due 4/1/09	39,125
450,000	10.000% due 4/1/09	366,750
	Sr. Discount Notes:
120,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10	97,500
100,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12	56,500
550,000	COX Communications Inc., Notes, 7.750% due 11/1/10	613,704
244,000	Dex Media West LLC/Dex Media West Finance Co., 9.875% due 8/15/13	287,920
275,000	DirecTV Holding LLC, Sr. Notes, 8.375% due 3/15/13	314,187
106,027	Hollinger Participation Trust, Sr. Notes, Payment-in-Kind,
	12.125% due 11/15/10 (d)(i)	121,666
200,000	Insight Medwest L.P., Sr. Notes, 10.500% due 11/1/10	220,000
150,000	Interep National Radio Sales Inc., Sr. Sub. Notes, Series B, 10.000% due 7/1/08	118,125
225,000	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	246,375
200,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a)	193,500
250,000	Nextmedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11	282,813
250,000	R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (d)	304,375
150,000	Radio One Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	166,125
575,000	Time Warner Inc., 7.625% due 4/15/31	663,857

		5,612,138

Services and Other — 0.5%
	Allied Waste North America Inc., Sr. Notes, Series B:
25,000	8.875% due 4/1/08	27,250
225,000	9.250% due 9/1/12	251,438
150,000	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12	171,000
	Cenveo Corp., Sr. Sub. Notes:
100,000	7.875% due 12/1/13	98,000
25,000	9.625% due 3/15/12	27,625

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Services and Other — 0.5% (continued)
$500,000	The Holt Group, Inc., 9.750% due 1/15/06 (f)(g)	$0
250,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	222,500
500,000	Safety-Kleen Corp., 9.250% due 5/15/09 (f)	27,500
200,000	Sitel Corp., Notes, 9.250% due 3/15/06	201,000

		1,026,313

Technology — 0.4%
150,000	Amkor Technology Inc., Sr. Sub. Notes, 10.500% due 5/1/09 (a)	128,250
500,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	407,500
150,000	Seagate Technology HDD Holdings, Notes, 8.000% due 5/15/09	160,500

		696,250

Telecommunications — 2.3%
143,000	Alamosa (Delaware) Inc, 11.000% due 7/31/10	162,663
	American Tower Corp., Sr. Notes:
98,000	9.375% due 2/1/09	104,370
25,000	7.500% due 5/1/12 (a)	25,625
450,000	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31	592,648
150,000	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14 (d)	162,375
250,000	Centennial Communications Corp., Sr. Notes, 8.625% due 2/1/14 (d)	239,688
275,000	Crown Castle International Corp., Sr. Notes, 10.750% due 8/1/11 (a)	307,313
375,000	Nextel Communications Inc., Sr. Notes, 7.375% due 8/1/15	405,000
	Qwest Services Corp., Notes:
125,000	14.000% due 12/15/10 (d)	146,563
375,000	14.500% due 12/15/14 (d)	455,625
	SBA Communications Corp., Notes:
150,000	Sr. Discount Notes, (zero coupon until 12/15/07,
	9.750% thereafter), due 12/15/11	122,250
375,000	Sr. Notes, 10.250% due 2/1/09 (a)	403,125
500,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	606,436
575,000	Telecom Italia Capital SA, 4.000% due 1/15/10 (d)	571,324

		4,305,005

Transportation — 0.2%
127,541	Continental Airlines Inc., Pass-Through Certificates, Sr. Notes,
	6.541% due 9/15/08	110,046
75,000	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (d)	79,500
270,000	Union Pacific Corp., 3.625% due 6/1/10	260,594

		450,140

Utilities — 1.9%
	The AES Corp., Sr. Notes:
250,000	8.750% due 6/15/08	271,250
25,000	7.750% due 3/1/14	25,938
250,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes,
	10.250% due 11/15/07 (d)	287,500
50,000	Calpine Canada Energy Finance ULC, Secured Notes, 8.500% due 5/1/08 (a)	34,750

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Utilities — 1.9% (continued)
	Calpine Corp.:
$250,000	Second Priority Sr. Secured Notes, 8.500% due 7/15/10 (a)(d)	$192,500
50,000	Sr. Notes, 7.875% due 4/1/08 (a)	34,000
100,000	Calpine Generating Co., LLC, Secured Notes, 11.16875% due 4/1/11 (a)(d)	90,500
325,000	Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11	380,250
625,000	Entergy Gulf States Inc, 1st Mortgage Notes , 6.200% due 7/1/33	618,652
250,000	Mirant Americas Generation LLC, Sr. Notes, 9.125% due 5/1/31 (f)	220,000
275,000	NRG Energy Inc., Second Priority Sr. Secured Notes, 8.000% due 12/15/13 (d)	295,969
	Reliant Energy Inc., Sr. Secured Notes:
25,000	9.250% due 7/15/10	26,969
250,000	9.500% due 7/15/13	272,813
900,000	United Utilities PLC, Sr. Notes, 4.550% due 6/19/18	822,925

		3,574,016

	TOTAL CORPORATE NOTES AND BONDS
	(Cost — $51,848,665)	51,291,757

FACE
AMOUNT †

SOVEREIGN BONDS — 21.2%
Argentina — 0.4%
	Republic of Argentina, Series L:
575,000	6.000% due 3/31/23(f)	303,313
750,000	Discount Bond, 2.4375% due 3/31/23 (f)(g)	390,000

		693,313

Brazil — 4.4%
	Federal Republic of Brazil:
1,600,000	10.500% due 7/14/14	1,784,800
360,000	10.125% due 5/15/27	382,320
515,000	12.250% due 3/6/30	638,600
1,700,000	11.000% due 8/17/40	1,909,100
3,348,261	C Bond, 8.000% due 4/15/14 (b)	3,312,685
296,467	DCB, Series L, 3.125% due 4/15/12 (h)	274,788

		8,302,293

Bulgaria — 0.5%
725,000	Republic of Bulgaria, 8.250% due 1/15/15	896,281

Colombia — 0.7%
	Republic of Colombia:
350,000	10.000% due 1/23/12	388,588
250,000	10.750% due 1/15/13	287,188
200,000	8.125% due 5/21/24	181,500
200,000	8.375% due 2/15/27	183,000
325,000	10.375% due 1/28/33	355,062

		1,395,338

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT †		SECURITY	VALUE

Ecuador — 0.8%
		Republic of Ecuador:
$1,000,000		12.000% due 11/15/12	$989,500
700,000		8.000% due 8/15/30 (h)	572,250

			1,561,750

France — 1.7%
2,600,000	EUR	French Republic Treasury Notes, 3.500% due 1/12/08 (b)	3,281,531

Germany — 2.0%
250,000		Aries Vermoegensverwaltungs, Russian Federation Sovereign Credit-Linked
		Notes, Series C, 9.600% due 10/25/14 (d)	281,875
2,580,000	EUR	Deutsche Bundesrepublik, 4.750% due 7/4/08 (b)	3,389,601

			3,671,476

Italy — 0.6%
1,000,000		Region of Lombardy, 5.804% due 10/25/32	1,058,597

Malaysia — 0.3%
450,000		Federation of Malaysia, 7.500% due 7/15/11	528,661

Mexico — 1.8%
		United Mexican States:
1,000,000		6.375% due 1/16/13 (b)	1,055,750
1,331,000		5.875% due 1/15/14 (b)	1,352,961
625,000		6.625% due 3/3/15	663,750
250,000		8.300% due 8/15/31	284,938

			3,357,399

Panama — 0.2%
		Republic of Panama:
195,000		9.625% due 2/8/11	224,250
110,000		9.375% due 1/16/23	119,900

			344,150

Peru — 0.6%
		Republic of Peru:
550,000		9.125% due 2/21/12	615,312
200,000		9.875% due 2/6/15	231,000
264,000		PDI, 5.000% due 3/7/17 (h)	241,560

			1,087,872

The Philippines — 1.0%
		Republic of the Philippines:
700,000		8.375% due 3/12/09	749,000
1,025,000		10.625% due 3/16/25	1,099,312

			1,848,312

Russia — 3.5%
		Russian Federation:
975,000		11.000% due 7/24/18 (b)	1,277,250
5,550,000		5.000% due 3/31/30 (b)	5,341,875

			6,619,125

South Africa — 0.2%
325,000		Republic of South Africa, 6.500% due 6/2/14	347,750

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT †	SECURITY	VALUE

Supranational — 0.5%
$775,000	Corporacion Andina de Fomento, 6.875% due 3/15/12	$873,142

Turkey — 0.9%
	Republic of Turkey:
365,000	11.500% due 1/23/12	455,337
640,000	11.000% due 1/14/13	787,200
350,000	11.875% due 1/15/30	484,750

		1,727,287

Venezuela — 1.1%
	Republic of Venezuela:
275,000	5.375% due 8/7/10	248,325
1,200,000	10.750% due 9/19/13 (b)	1,352,100
375,000	8.500% due 10/8/14	366,375
100,000	9.250% due 9/15/27	98,700

		2,065,500

	TOTAL SOVEREIGN BONDS
	(Cost — $36,971,878)	39,659,777

LOAN PARTICIPATIONS (h)(j) — 0.5%
Morocco — 0.5%
912,720	Kingdom of Morocco, Tranche A, 2.78125% due 1/2/09 (CS First
	Boston Corp., J.P. Morgan Chase & Co.) (Cost — $868,296)	901,311

ASSET-BACKED SECURITIES — 6.8%
1,000,000	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2,
	3.1325% due 8/25/32 (b)(g)	1,005,242
859,583	Argent NIM Trust, Series 2004-WN8, Class A, 4.700% due 7/25/34 (d)	859,259
500,000	Asset Backed Securities Corp., Series 2003-HE2, Class M2,
	3.660% due 4/15/33 (h)	506,880
1,500,000	Bayview Financial Acquisition Trust, Series 2001-CA, Class M3
	3.090% due 8/25/36 (d)(h)	1,488,750
	Bear Stearns Asset Backed Securities NIM (d):
225,064	Series 2003-HE1N, Class N1, 6.500% due 08/25/05	226,827
380,534	Series 2004-FR1N, Class A1, 5.000% due 05/25/34	379,840
532,639	Series 2004-HE6N, Class A1 5.2500% due 8/25/34	533,030
	Countrywide Asset Backed Certificates:
650,000	Series 2004-5, Class M4, 3.090% due 6/25/34 (h)	650,404
516,145	Series 2004-5N, Class N1, 5.500% due 10/25/35 (d)	516,197
750,000	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2,
	3.060% due 9/25/31 (h)	754,102

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

ASSET-BACKED SECURITIES — 6.8% (continued)
	First Consumers Master Trust:
$25,445	Series 1999-A, Class A, 5.800% due 12/15/05 (d)	$25,414
734,741	Series 2001-A, Class A, 2.070% due 9/15/08 (h)	716,176
616,660	Green Tree Financial, Series 1997-6, Class A8, 7.070% due 1/15/29	659,144
	Metris Master Trust:
770,000	Series 2001-2, Class B, 2.891% due 11/20/09 (h)	763,957
230,000	Series 2001-4A, Class B, 3.211% due 8/20/08 (h)	230,144
773,372	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	832,370
	Novastar Home Equity Loan:
220,000	Series 2003-4, Class M2, 3.465% due 2/25/34 (h)	225,159
490,000	Series 2004-1, Class M4, 2.815% due 6/25/34 (h)	491,006
500,000	Residential Asset Securities Corp., Series 2002-KS2, Class MII2,
	2.940% due 4/25/32 (h)	502,636
	Sail Net Interest Margin Notes:
79,842	Series 2003-3, Class A, 7.750% due 4/27/33 (d)	80,443
102,694	Series 2003-13A, Class A, 6.750% due 11/27/33 (d)	102,452
519,674	Series 2004-2A, Class A, 5.500% due 3/27/34 (d)	519,267
536,700	Series 2004-4A, Class A, 5.000% due 4/27/34 (d)	536,029
1,019,366	Varick Structured Asset Fund Ltd., Series 1A, Class B1,
	3.070% due 11/1/35 (d)(h)	10,194

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $12,969,315)	12,614,922

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
675,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C,
	7.350% due 1/17/32	800,780
	Commercial Mortgage Pass-Through Certificate:
843,263	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (d)	886,055
540,000	Series 2003-FL9, Class E, 2.760% due 11/15/15 (d)(h)	543,467
10,065	Fannie Mae, Series 1989-17, Class E, 10.400% due 4/25/19	11,018
299,105	Federal Home Loan Mortgage Corporation, 1.157% due 6/15/21 - Interest Only	8,301
17,023,731	First Union National Bank Commercial Mortgage, Series 2000-C1,
	Class IO, 0.530% due 5/17/32	530,938
1,250,000	Merit Securities Corp., Notes, 3.459% due 9/28/32 (d)(h)	1,205,764

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $3,784,612)	3,986,323

SHARES

COMMON STOCK (k) — 0.8%
2,433	Axiohm Transactions Solutions Inc. (g)	0
8,621	ContinentalAFA Dispensing Co. (g)	47,416
2,998	Mattress Discounters Corp. (g)	0
8,056	NTL Inc. (a)	500,036
11,697	SpectraSite, Inc.	543,910

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK (k) — 0.8% (continued)
19,691	Telewest Global Inc. (a)	$228,809
22,488	UnitedGlobalCom Inc.	167,985

	TOTAL COMMON STOCK
	(Cost — $1,269,273)	1,488,156

ESCROW SHARES (g)(k) — 0.0%
500,000	BREED Technologies, Inc. (f)	0
375,000	Imperial Holly Co.	0
375,000	Pillowtex Corp.	0
211,844	Vlasic Foods International Inc. (f)	19,066

	TOTAL ESCROW SHARES
	(Cost — $0)	19,066

PREFERRED STOCK — 0.1%
275	Alamosa Holdings, Inc., Series B, 7.500%	161,700
	TCR Holding Corp. (g)(k):
841	Class B	1
462	Class C	0
1,218	Class D	1
2,521	Class E	3

	TOTAL PREFERRED STOCK
	(Cost — $78,675)	161,705

WARRANTS/
RIGHTS

WARRANTS AND RIGHTS (i) — 0.0%
200	American Tower Corp., (Exercise price of $0.01 per share expiring on 8/1/08.
	Each warrant exercisable for 14.0953 shares of common stock.)	37,700
250	Brown Jordan International Inc., (Exercise price of $0.01 per share expiring
	on 8/15/07. Each warrant exercisable for 0.2298 shares of common stock.) (g)	2
803,905	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the
	liquidation of ContiFinancial Corp. and its affiliates.)	16,078
200	Leap Wireless International Inc., (Exercise price of $96.80 per shares expiring
	on 4/15/10. Each warrant exercisable for 5.146 shares of common stock.) (g)	0
500	Mattress Discounters Co., (Exercise price of $0.01 per share expiring on 7/15/07.
	Each warrant exercisable for 4.850 shares of Class A common stock and
	0.539 shares of Class L common stock.) (g)	0
2,521	Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each
	warrant exercisable for 1 share of common stock.) (g)	3

	TOTAL WARRANTS AND RIGHTS
	(Cost — $43,093)	53,783

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS (b) — 31.7%
COMMERCIAL PAPER — 26.2%
$4,875,000	Atomium Funding Corp., yield to 1.750% due 10/13/04	$4,872,156
4,895,000	Beethoven Funding Corp., yield to 1.760% due 10/13/04	4,892,128
4,875,000	Bryant Park Funding LLC, yield to 1.750% due 10/14/04	4,871,919
2,445,000	DaimlerChrysler NA Holding Corp., yield to 1.830% due 10/14/04	2,443,384
4,000,000	Eiffel Funding Corp., yield to 1.750% due 10/14/04	3,997,472
3,079,000	Falcon Asset Securization, yield to 1.740% due 10/13/04	3,077,214
2,445,000	Four Winds Funding Corp., yield to 1.820% due 10/14/04	2,443,393
4,875,000	Giro Multi Funding Corp., yield to 1.740% due 10/14/04	4,871,937
4,895,000	Hannover Funding Corp., yield to 1.760% due 10/14/04	4,891,889
4,895,000	Regency Markets No. 1 LLC, yield to 1.750% due 10/14/04	4,891,907
2,915,000	Tasman Funding Inc., yield to 1.740% due 10/13/04	2,913,309
4,875,000	Victory Receivable Corp., yield to 1.740% due 10/14/04	4,871,938

	TOTAL COMMERCIAL PAPER
	(Cost — $49,038,646)	49,038,646

REPURCHASE AGREEMENTS — 5.5%
5,238,000	Merrill Lynch & Co. dated 9/30/04, 1.850% due 10/1/04; Proceeds at
	maturity — $5,238,269; (Fully collateralized by various U.S. Government
	Agency Obligations, 0.000% to 6.050% due 10/8/04 to 8/4/28;
	Market value — $5,342,797)	5,238,000
5,000,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at
	maturity — $5,000,257; (Fully collateralized by various U.S. Government
	Agency Obligations, 0.000% to 8.875%
	due 1/15/05 to 5/15/30; Market value — $5,100,008)	5,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost — $10,238,000)	10,238,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $59,276,646)	59,276,646

	TOTAL INVESTMENTS — 130.4%
	(Cost — $239,447,486*)	243,874,009
	Liabilities in Excess of Other Assets — (30.4)%	(56,860,850)

	NET ASSETS — 100.0%	$187,013,159

LOANED SECURITIES COLLATERAL
$23,268,066	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $23,268,066)	$23,268,066

(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is segregated and/or held as collateral for mortgage dollar rolls, to-be-announced securities and/or futures contracts.
(c)	Security is traded on a to-be-announced ("TBA") basis.
(d)	Security is exempt form registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(e)	Security acquired under mortgage dollar roll agreement.
(f)	Security is currently in default.
(g)	Security is valued in accordance with fair valuation procedures.
(h)	Interest rate shown reflects current rate on insturment with variable rate or step coupon rates.

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

(i)	Payment-in-kind security for which all or a part of the interest earned may be paid in additional bonds.
(j)	Participation interests were acquired through the financial institutions indicated.
(k)	Non-income producing security.
†	Face amount denominated in U.S. dollars unless otherwise indicated.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
C Bond	—	Capitalization Bond
DCB	—	Debt Conversion Bond
EUR	—	Euro
FLIRB	—	Front-Loaded Interest Reduction Bond
IRB	—	Interest Reduction Bond
PDI	—	Past Due Interest
TBA	—	To Be Announced

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), the Salomon Brothers Investors Value Fund Inc and the Salomon Brothers Capital Fund Inc.

Salomon Brothers High Yield Bond Fund (“High Yield Bond Fund”), Salomon Brothers Short/Intermediate U.S. Government Fund (“Short/Intermediate U.S. Government Fund”) and Salomon Brothers Strategic Bond Fund (“Strategic Bond Fund”) are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990.

The following is a summary of significant accounting policies consistently followed by the Series Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Portfolio securities, including options and futures contracts, listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. When market quotations or of ficial closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost, which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they are valued at current market value, until the 60 th day prior to maturity, and are then valued on an amortized cost basis.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to Schedule of Investments (unaudited)(continued)

(c) Futures Contracts. The Funds may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purpose s include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Forward Foreign Currency Contracts. The Funds may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(e) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

(f) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedule of Investments (unaudited) (continued)

(g) Mortgage Dollar Rolls. The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is recorded as interest income at the time of the transaction and any gain or loss on the roll is deferred until disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(h) Investment Transaction. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discount or amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

(i) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

Note 2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

High Yield Bond Fund	$128,182,106	$(56,799,499)	$71,382,607
Short/Intermediate U.S. Government Fund	1,728,239	(73,832)	1,654,407
Strategic Bond Fund	9,440,042	(5,013,519)	4,426,523

Notes to Schedule of Investments (unaudited)(continued)

At September 30, 2004, the Short/Intermediate U.S. Government Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

To Buy:
U.S. Treasury 10 Year Notes	22	12/04	$2,478,424	$2,477,750	$(674)
To Sell:
U.S. Treasury 5 Year Notes	70	12/04	7,713,965	7,752,500	(38,535)

Net Unrealized Loss on Open Futures Contracts					$(39,209)

At September 30, 2004, the Strategic Bond Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

To Buy:
U.S. Treasury 20 Year Bonds	42	12/04	$4,623,434	$4,713,188	$89,754
To Sell:
U.S. Treasury 2 Year Notes	53	12/04	11,196,486	11,195,422	1,064
U.S. Treasury 5 Year Notes	48	12/04	5,289,576	5,316,000	(26,424)
U.S. Treasury 10 Year Notes	156	12/04	17,594,356	17,569,500	24,856

Net Unrealized Gain on Open Futures Contracts					$89,250

At September 30, 2004, the High Yield Bond Fund did not enter into any futures contracts.

At September 30, 2004, the Strategic Bond Fund had the following open forward foreign currency contracts:

	Local	Market	Settlement	Unrealized
	Currency	Value	Date	Gain (Loss)

To Buy:
Euro	5,103,759	$6,335,643	11/24/04	$108,561
To Sell:
Euro	10,414,254	12,927,921	11/24/04	(166,502)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(57,941)

At September 30, 2004, High Yield Bond Fund and Short/Intermediate U.S. Government Fund did not have any open forward foreign currency contracts.

Notes to Schedule of Investments (unaudited)(continued)

At September 30, 2004, the Funds listed below held loan participations. The cost was as follows:

Cost

High Yield Bond Fund	$11,852,280

Strategic Bond Fund	868,296

At September 30, 2004, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

Value

High Yield Bond Fund	$315,832,502

Short/Intermediate U.S. Government Fund	29,154,885

Strategic Bond Fund	22,736,532

At September 30, 2004, the Funds listed below received cash collateral, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio. The amount of the cash collateral was as follows:

Amount

High Yield Bond Fund	$321,879,435

Short/Intermediate U.S. Government Fund	29,816,604

Strategic Bond Fund	23,268,066

At September 30, 2004, the Funds listed below held TBA securities. The cost was as follows:

Cost

Short/Intermediate U.S. Government Fund	$56,518.609

Strategic Bond Fund	58,187,641

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN

R. Jay Gerken Chief Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken Chief Executive Officer

Date: November 24, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino Chief Financial Officer

Date: November 24, 2004